Overview of Business (Tables)	12 Months Ended
Dec. 31, 2018
Business overview
Schedule of Ownership and Voting rights in Subsidiaries

Company summary	Domicile	Ownership	Voting rights
Zealand Pharma A/S subsidiaries
ZP Holding SPV K/S	Denmark	100%	100%
ZP General Partner 1 ApS	Denmark	100%	100%
Zealand Pharma US Inc.	United States	100%	100%
ZP Holding SPV K/S subsidiaries
ZP SPV 1 K/S	Denmark	100%	100%
ZP General Partner 2 ApS	Denmark	100%	100%